Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Jun. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,050,000
Stock Issued During Period, Shares, New Issues		8,050,000
Minimum Net Tangible Assets Required To Maintain	$ 5,000,001
Number Of Redemption Of Shares Change In Proceeds	6,597,441		0
Redemption Value Per Share	$ 9.97
Federal Depository Insurance Coverage Limit	$ 250,000
Warrants Outstanding	12,216,667
Public Offering [Member]
Warrants Outstanding	8,050,000
Sponsor Warrants [Member]
Warrants Outstanding	4,166,667
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,216,667
Warrant [Member] | Private Placement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,166,667